Share Based Compensation - Equity-Settled Awards (Detail) (Equity-settled awards [Member], USD $)	12 Months Ended
Dec. 31, 2012
Equity-settled awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of year	159,000
Granted, Equivalent Units	368,000
Vested, Equivalent Units	(118,000)
Forfeited, Equivalent Units	0
Balance at end of period	409,000
Non-vested at beginning of year, Weighted Average Grant Date Fair Value	$ 20.74
Granted, Weighted Average Grant Date Fair Value	$ 17.01
Vested, Weighted Average Grant Date Fair Value	$ 15.17
Forfeited, Weighted Average Grant Date Fair Value	$ 0.00
Non-vested at end of period, Weighted Average Grant Date Fair Value	$ 18.99